FAIR VALUE OF ASSETS AND LIABILITIES (Details 4) - COP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Non-recurring fair value measurement [member] | Non-current assets held for sale [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value		$ 121,684	$ 5,454,631
Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Machinery [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value		5,556	11,500
Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Real Estate For Residential Purposes [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value		92,052	23,854
Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Real Estate For Other Than Residential Purposes [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value		24,076	1,402
Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Collateralized Loans [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	[1]	0	5,417,875
Level 1 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value		9,502,125	7,584,761
Level 1 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | Non-current assets held for sale [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value		0	0
Level 1 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Machinery [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value		0	0
Level 1 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Real Estate For Residential Purposes [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value		0	0
Level 1 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Real Estate For Other Than Residential Purposes [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value		0	0
Level 1 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Collateralized Loans [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value		0	0
Level 2 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value		3,983,723	3,780,973
Level 2 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | Non-current assets held for sale [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value		0	0
Level 2 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Machinery [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value		0	0
Level 2 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Real Estate For Residential Purposes [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value		0	0
Level 2 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Real Estate For Other Than Residential Purposes [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value		0	0
Level 2 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Collateralized Loans [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	[1]	0	0
Level 3 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value		5,090,253	4,406,104
Level 3 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | Non-current assets held for sale [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value		121,684	5,454,631
Level 3 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Machinery [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value		5,556	11,500
Level 3 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Real Estate For Residential Purposes [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value		92,052	23,854
Level 3 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Real Estate For Other Than Residential Purposes [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value		24,076	1,402
Level 3 of fair value hierarchy [member] | Non-recurring fair value measurement [member] | Non-current assets held for sale [member] | Collateralized Loans [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	[1]	$ 0	$ 5,417,875

[1]	From January 1, 2018 onwards, the disclosure of collateralized loans is no longer required, due to the adoption of IFRS 9